Related Party Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 14	$ 2	¥ 420	¥ 2,369
Purchases of services provided by related parties	2,335	340	8,219	399
Short-term lease and comprehensive revenue services from related parties	7,200	1,050	11,100	4,110
Loans to related parties	800	117		4,763
Disposal subsidiary			339	(1,956)
Jiaxin Travel
Related Party Transaction [Line Items]
Services provided to related parties	0	0	7	1,153
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Services provided to related parties	0	0		884
Purchases of services provided by related parties	0	0	6,593	253
Dangdai
Related Party Transaction [Line Items]
Services provided to related parties	14	2	413	246
Short-term lease and comprehensive revenue services from related parties	1,200	175	4,300	3,025
Loans to related parties	0	0	0	3,785
Pudong FSETS
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	1,600	233
Loans to related parties	800	117	0
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")
Related Party Transaction [Line Items]
Services provided to related parties	0	0		56
Purchases of services provided by related parties	179	26	94	146
Bole
Related Party Transaction [Line Items]
Services provided to related parties	0	0		30
Short-term lease and comprehensive revenue services from related parties	1,300	190	2,800	1,085
Loans to related parties	0	0	0	300
Changning FSTS
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	2,000	292	1,800
Minhang FSCS
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	1,100	160	600
Xinhao Consulting
Related Party Transaction [Line Items]
Purchases of services provided by related parties	1,360	198	300
Xuhui FSTS
Related Party Transaction [Line Items]
Short-term lease and comprehensive revenue services from related parties	0	0	1,600
Wuyuan Tourism
Related Party Transaction [Line Items]
Purchases of services provided by related parties	796	116	1,232
Non-controlling Interest Shareholders of Subsidiaries
Related Party Transaction [Line Items]
Loans to related parties	0	0	0	583
Others
Related Party Transaction [Line Items]
Loans to related parties	¥ 0	$ 0	¥ 0	¥ 95